Equity - Summary of Additional Paid In Capital Parenthetical (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Additional Paid In Capital [Abstract]
Share premium	$ 1,557	$ 1,557